Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2017
Nonoperating Income (Expense) [Abstract]
Schedule Of Other Income, Net

	Year ended December 31,
	2017	2016	2015
Capital gain (*)	$—	$3,868	$133
Other	48	99	83
	$48	$3,967	$216

(*) During 2016, the Company recognized a gain from the sale of land and property.